Insurance Contracts - Summary of internal credit grades (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 20,128	₩ 18,497
Ratio	100.00%	100.00%
Above AA- [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 18,568	₩ 16,955
Ratio	92.20%	91.70%
Above AA- [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 20,128	₩ 18,497
Ratio	100.00%	100.00%
A+ ~ A- [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
A+ ~ A- [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
Below BBB+ [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
Below BBB+ [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
Others [Member] | Reinsurance Premiums Of Top Five Reinsurers [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%
Others [Member] | Reinsurance Premiums Status Of Reinsurer Group [Member]
Disclosure of internal credit grades [line items]
Reinsurance premiums	₩ 0	₩ 0
Ratio	0.00%	0.00%